VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.1%
Consumer Discretionary—5.5%
Genuine Parts Co.	160,000	$ 24,789
Levi Strauss & Co. Class A	840,000	16,792
Tempur Sealy International, Inc.	465,000	26,421
Vail Resorts, Inc.	140,000	31,196
Yum China Holdings, Inc.	550,000	21,884
		121,082

Consumer Staples—3.3%
General Mills, Inc.	375,000	26,239
Target Corp.	260,000	46,074
		72,313

Energy—5.9%
Chesapeake Energy Corp.	650,000	57,739
Diamondback Energy, Inc.	135,000	26,753
Ovintiv, Inc.	900,000	46,710
		131,202

Financials—19.8%
Allstate Corp. (The)	225,000	38,927
Aon plc Class A	100,000	33,372
Capital One Financial Corp.	400,000	59,556
Cboe Global Markets, Inc.	150,000	27,560
First Citizens BancShares, Inc. Class A	43,000	70,305
Global Payments, Inc.	420,000	56,137
Hartford Financial Services Group, Inc. (The)	300,000	30,915
Jefferies Financial Group, Inc.	75,675	3,337
KKR & Co., Inc.	250,000	25,145
Raymond James Financial, Inc.	225,000	28,895
U.S. Bancorp	530,000	23,691
Willis Towers Watson plc	150,000	41,250
		439,090

Health Care—5.6%
Humana, Inc.	210,000	72,811
Revvity, Inc.	480,000	50,400
		123,211

Industrials—25.7%
Carrier Global Corp.	780,000	45,341
Delta Air Lines, Inc.	725,000	34,706
	Shares	Value

Industrials—continued
Dover Corp.	190,000	$ 33,666
Equifax, Inc.	140,000	37,453
FedEx Corp.	115,000	33,320
Fortive Corp.	350,000	30,107
Hubbell, Inc. Class B	60,000	24,903
IDEX Corp.	110,000	26,842
Jacobs Solutions, Inc.	220,000	33,821
Knight-Swift Transportation Holdings, Inc. Class A	685,000	37,689
L3Harris Technologies, Inc.	185,000	39,423
nVent Electric plc	330,000	24,882
Owens Corning	180,000	30,024
Parker-Hannifin Corp.	40,000	22,232
Quanta Services, Inc.	115,000	29,877
Regal Rexnord Corp.	170,000	30,617
Rockwell Automation, Inc.	115,000	33,503
Xylem, Inc.	175,000	22,617
		571,023

Information Technology—9.7%
Jabil, Inc.	315,000	42,194
Marvell Technology, Inc.	850,000	60,248
Microchip Technology, Inc.	550,000	49,341
MKS Instruments, Inc.	205,000	27,265
Power Integrations, Inc.	500,000	35,775
		214,823

Materials—7.4%
Air Products & Chemicals, Inc.	150,000	36,341
Ashland, Inc.	400,000	38,948
Freeport-McMoRan, Inc.	700,000	32,914
Louisiana-Pacific Corp.	330,000	27,690
PPG Industries, Inc.	200,000	28,980
		164,873

Real Estate—8.0%
Alexandria Real Estate Equities, Inc.	310,000	39,962
American Homes 4 Rent Class A	900,000	33,102
Extra Space Storage, Inc.	205,000	30,135
Mid-America Apartment Communities, Inc.	290,000	38,158
Realty Income Corp.	685,000	37,059
		178,416

	Shares	Value

Utilities—6.2%
CMS Energy Corp.	550,000	$ 33,187
PG&E Corp.	2,000,000	33,520
PPL Corp.	1,400,000	38,542
Vistra Corp.	480,000	33,432
		138,681

Total Common Stocks (Identified Cost $1,869,195)		2,154,714

Total Long-Term Investments—97.1% (Identified Cost $1,869,195)		2,154,714

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(1)	23,555	24
Total Short-Term Investment (Identified Cost $24)		24

TOTAL INVESTMENTS—97.1% (Identified Cost $1,869,219)		$2,154,738
Other assets and liabilities, net—2.9%		64,455
NET ASSETS—100.0%		$2,219,193

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Ireland	3
United Kingdom	2
Total	100%
† % of total investments as of March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,154,714	$2,154,714
Money Market Mutual Fund	24	24
Total Investments	$2,154,738	$2,154,738
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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